Investments in Associates and Joint Ventures - Joint venture Narrative(Details) - Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC") - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in Associates and Joint Ventures
Lease term of contract		20 years
Ownership interest in joint venture		33.33%
Payment of principal and interest		$ (251,830)
Amounts receivable in connection with long-term credit facility and supplementary loans		929,516	$ 881,740
Long-term credit facility
Investments in Associates and Joint Ventures
Long-term credit facility amount	$ 688,217
Interest rate basis	TIIE
Basis points	2.00%
Used principal amount of the credit facility		688,183	688,183
Payment of principal and interest		203,945	0
Debt
Investments in Associates and Joint Ventures
Interest rate basis				TIIE
Basis points				2.00%
Principal amount				$ 582,735
Payment of principal and interest		$ 47,885	$ 0